EATON VANCE STRATEGIC INCOME FUND Supplement to Statement of Additional Information dated March 1, 2010

1. The following is added below "Share Ownership" under "Management and Organization":

Organization and Management of Wholly-Owned Subsidiary

Global Macro Portfolio, Emerging Markets Local Income Portfolio and Global Opportunities Portfolio each intends to gain exposure to commodity markets by investing up to 25% of its total assets in Eaton Vance GMP Commodity Subsidiary, Ltd., Eaton Vance EMLIP Commodity Subsidiary, Ltd. and Eaton Vance GOP Commodity Subsidiary, Ltd., respectively (collectively referred to herein as “the Subsidiary”).

The Subsidiary invests primarily in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is an exempted company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, KY1-9005, Cayman Islands. The Subsidiary’s affairs are overseen by a board currently consisting of one Director, Maureen A. Gemma. Ms. Gemma’s biographical information appears above in “Management and Organization.” The Subsidiary has entered into a separate contract with BMR whereby BMR provides investment advisory services to the Subsidiary. The agreement continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purposes of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding securities of the Portfolio. The agreement may be terminated at any time without penalty upon sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and will terminate automatically in the event of its assignment. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. Each Portfolio expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Portfolio’s assets.

The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Portfolio. As a result, BMR, in managing the Subsidiary, is subject to the same investment policies and restrictions that apply to the management of the Portfolio. Each Portfolio’s Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Portfolio’s Board of Trustees regarding the Subsidiary's compliance with its policies and procedures. Each Portfolio and its Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation requirements to the same extent as the Portfolio.

May 20, 2010

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND EATON VANCE INTERNATIONAL INCOME FUND Supplement to Statement of Additional Information dated March 1, 2010

1. The following is added below "Share Ownership" under "Management and Organization":

Organization and Management of Wholly-Owned Subsidiary

Global Macro Portfolio and Emerging Markets Local Income Portfolio each intends to gain exposure to commodity markets by investing up to 25% of its total assets in Eaton Vance GMP Commodity Subsidiary, Ltd. and Eaton Vance EMLIP Commodity Subsidiary, Ltd., respectively (collectively referred to herein as “the Subsidiary”).

The Subsidiary invests primarily in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is an exempted company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, KY1-9005, Cayman Islands. The Subsidiary’s affairs are overseen by a board currently consisting of one Director, Maureen A. Gemma. Ms. Gemma’s biographical information appears above in “Management and Organization.” The Subsidiary has entered into a separate contract with BMR whereby BMR provides investment advisory services to the Subsidiary. The agreement continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purposes of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding securities of the Portfolio. The agreement may be terminated at any time without penalty upon sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and will terminate automatically in the event of its assignment. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. Each Portfolio expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Portfolio’s assets.

The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Portfolio. As a result, BMR, in managing the Subsidiary, is subject to the same investment policies and restrictions that apply to the management of the Portfolio. Each Portfolio’s Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Portfolio’s Board of Trustees regarding the Subsidiary's compliance with its policies and procedures. Each Portfolio and its Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation requirements to the same extent as the Portfolio.

May 20, 2010